INVENTORIES (Tables)	6 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory
	December 31,	June 30,
	2019	2020

Raw materials	$18,211	$21,422
Work in progress	349	468
Finished products	43,572	31,703

	$62,132	$53,593